Other Non Current Assets (Details) (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010
OTHER NON-CURRENT ASSETS:
Security deposits for derivatives	$ 59,300	$ 78,600
Delivery payment for drillships	0	294,569
Option for construction of drillships	24,756	99,024
Other	11,878	0
Balance at end of year/ period	$ 95,934	$ 472,193